Organization and Principal Activities	12 Months Ended
Dec. 31, 2025
Organization and Principal Activities [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 - ORGANIZATION AND PRINCIPAL ACTIVITIES

Kandi Technologies Group, Inc. (“Kandi BVI”) is a British Virgin Islands Company. Its predecessor, Kandi Technologies Group, Inc. (“Kandi Technologies”) was incorporated under the laws of the State of Delaware on March 31, 2004. On April 16, 2024, Kandi Technologies merged with and into Kandi BVI, with Kandi BVI being the surviving company. As used herein, the terms “Company” or “Kandi” refer to Kandi BVI and its operating subsidiaries, as described below.

Headquartered in Jinhua City, Zhejiang Province, People’s Republic of China (“China” or “PRC”), the Company is one of China’s leading producers and manufacturers of electric vehicle (“EV”) products, EV parts, and off-road vehicles for sale in the Chinese and the global markets. The Company conducts its primary business operations through its wholly-owned subsidiaries, Zhejiang Kandi Vehicles Co., Ltd. (“Kandi Vehicles”), Kandi Vehicles’ wholly and partially-owned subsidiaries, and SC Autosports, LLC (“SC Autosports”, d/b/a Kandi America) and its wholly-owned subsidiary, Kandi America Investment, LLC (“Kandi Investment”). In March 2021, Zhejiang Kandi Vehicles Co., Ltd. changed its name to Zhejiang Kandi Technologies Group Co., Ltd. (“Zhejiang Kandi Technologies”).

The Company’s organizational chart as of the date of this report is as follows:

Operating Subsidiaries

Zhejiang Kandi Technologies originally is entitled to 100% of the economic benefits, voting rights and residual interests (100% of profits and losses) of Jinhua Kandi YunGongMao Co., Ltd (formerly known as Jinhua Kandi New Energy Vehicles Co., Ltd.) (“Kandi New Energy”) through certain variable interest entity structure. Effective March 14, 2022, Mr. Hu Xiaoming transferred his 50% equity interests of Kandi New Energy to Zhejiang Kandi Technologies. As a result, Kandi New Energy has become a wholly-owned subsidiary of Zhejiang Kandi Technologies.

In April 2012, pursuant to an agreement with the shareholders of Yongkang Scrou Electric Co, Ltd. (“Yongkang Scrou”), the Company acquired 100% of Yongkang Scrou, a manufacturer of automobile and EV parts. In September 2020, Zhejiang Kandi Technologies transferred all of its equity interest in Yongkang Scrou to its wholly owned subsidiary, Zhejiang Kandi Smart Battery Swap Technology Co., Ltd. (“Kandi Smart Battery Swap”).

In April 2013, Zhejiang Kandi Technologies and Kandi New Energy formed Kandi Electric Vehicles (Wanning) Co., Ltd., which was renamed Kandi Electric Vehicles (Hainan) Co., Ltd. (“Kandi Hainan”), when it was relocated from Wanning City to Haikou City in January 2016. Zhejiang Kandi Technologies has 45% ownership interest in Kandi Hainan, and Kandi New Energy has the remaining 55% ownership interest.

In December 2017, Zhejiang Kandi Technologies and the sole shareholder of Jinhua An Kao Power Technology Co., Ltd. (“Jinhua An Kao”) entered into a Share Transfer Agreement and a Supplementary Agreement, pursuant to which Zhejiang Kandi Technologies acquired 100% equity of Jinhua An Kao. In June 2020, Jinhua An Kao changed its name to Kandi Smart Battery Swap.

On May 31, 2018, the Company entered into a Membership Interests Transfer Agreement (the “Transfer Agreement”) with the two members of SC Autosports LLC (“SC Autosports”) (formerly known as: Sportsman Country, LLC) pursuant to which the Company acquired 100% of the ownership of SC Autosports.

On March 4, 2019, in order to build a logistics network composed of suppliers, manufacturers, warehouses, distribution centers and channel providers, meeting the needs of improving production and operation efficiency, the Company participated in the formation of Zhejiang Kandi Supply Chain Management Co., Ltd. (“Supply Chain Company”). Zhejiang Kandi Technologies has 10% ownership interest in Supply Chain Company, the remaining 90% is owned by unrelated other parties. As of the date of this report, Zhejiang Kandi Technologies has not made any capital contribution to Supply Chain Company since the contribution is not yet due as the relevant per PRC regulations and is not involved in its operations. The Company deemed that Supply Chain Company is not a related party with the analysis in accordance with ASC 850-10.

In September 2020, in order to make full use of its dozens of patents in the field of battery swap systems and attract strategic investors to participate across the whole sector value chain, including battery swapping services and used battery recycling, the Company formed China Battery Exchange (Zhejiang) Technology Co., Ltd. (“China Battery Exchange”) and its subsidiaries. Zhejiang Kandi Technologies has 100% ownership interest in China Battery Exchange and its subsidiaries.

In September 2020, intending to explore ridesharing service business, the Company participated in the formation of Zhejiang Ruiheng Technology Co., Ltd (“Ruiheng”). Zhejiang Kandi Technologies has 10% ownership interest in Ruiheng, the remaining 90% is owned by unrelated other parties. The Company deemed that Ruiheng is not a related party with the analysis in accordance with ASC 850-10. Ruiheng was dissolved in November 2023; however, its subsidiary Hainan Ruiheng Technology Co., Ltd (“Hainan Ruigeng”) still operates under different group of shareholders and managements.

During January 2021, SC Autosports established a wholly owned subsidiary, Kandi America Investment, LLC (“Kandi Investment”) in Dallas.

On July 13, 2021, Zhejiang Kandi Technologies entered into a Share Transfer Agreement and Supplementary Agreement with three individual shareholders of Jiangxi Province Huiyi New Energy Co., Ltd. (“Jiangxi Huiyi”) to acquire 100% equity of Jiangxi Huiyi. The acquisition was consummated on October 31, 2021.

On February 15, 2022, Kandi Hainan and Jiangsu Xingchi signed a joint venture agreement, the two parties jointly invested RMB 30,000,000 (approximately $4.6 million) in Haikou, Hainan (of which Kandi Hainan owns 66.7% and Jiangsu Xingchi owns 33.3%) to establish Hainan Kandi Holding New Energy Technology Co., Ltd. (“Hainan Kandi Holding”). In September 2025, pursuant to an equity transfer agreement dated August 31, 2025, Jiangsu Xingchi transferred its 33.3% equity interest in Hainan Kandi Holding to Kandi Hainan for a consideration of RMB 5,100,000 (approximately $710,000). Following the transaction, Hainan Kandi Holding becomes a wholly owned subsidiary of Kandi Hainan.

On June 17, 2023, SC Autosports entered into an equity transfer agreement with the owner of Northern Group, Inc. (“NGI”) to acquire 100% equity of NGI, and on March 12, 2024, the parties entered into a supplementary agreement to revise certain profit targets. The acquisition was consummated on November 30, 2023. The equity transfer agreement was subsequently terminated on October 31, 2024, and NGI was deconsolidated on October 31, 2024.

During September 27, 2023, SC Autosports established a wholly owned subsidiary, Kandi Technologies Canada Inc. (“Kandi Canada”) in Ontario, Canada.

On December 27, 2023, the shareholders of the Company approved the merger agreement and plan of merger, that the Company is to merge with and into Kandi BVI, with Kandi BVI as the surviving company upon the merger becoming effective in the second quarter of 2024 (the “Reincorporation”).

On January 1, 2024, the Company established a wholly-owned subsidiary, Kandi Electric Innovation, Inc. (“Kandi Innovation”), incorporated under the laws of the state of Nevada. Subsequently, SC Autosports became the wholly-owned subsidiary of Kandi Innovation, instead of being directly owned by the Company.

In July 2025, Zhejiang Kandi Technologies and an unrelated third party jointly established LiaoWangTa, of which Zhejiang Kandi Technologies owns 51% and such unrelated third party owns 49%. LiaoWangTa has initiated the operations at a small scale and its operation is currently immaterial to the Company’s consolidated results.

In September 2025, Zhejiang Kandi Technologies established a wholly owned subsidiary, Kandi Ruiyan Technology (Hangzhou) Co., Ltd. (“Ruiyan”). Ruiyan has initiated the operations at a small scale and its operation is currently immaterial to the Company’s consolidated results.

In December 2025, Zhejiang Kandi Technologies and an unrelated third party jointly established Zhejiang Kandi Qinglang Technology Co., Ltd. (“Kandi Qinglang”), of which Zhejiang Kandi Technologies owns 85% and such unrelated third party owns 15%. Kandi Qinglang has initiated the operations at a small scale and its operation is currently immaterial to the Company’s consolidated results.

On December 5, 2025, Kandi BVI entered into a share transfer agreement (the “Share Transfer Agreement”) with shareholders (“Sellers”) of Rawrr. Pursuant to the Share Transfer Agreement, the Sellers agreed to sell, and the Company agreed to acquire the entire issued share capital of Rawrr (the “Acquisition”), at a consideration of $23.9 million, which is the fair value of Rawrr as valuated by an independent third party, payable in form of Ordinary Shares. On February 6, 2026, the Company issued 17.7 million Ordinary Shares, at a price of $1.35 per share, which is the average closing prices of Ordinary Shares on Nasdaq Stock Market during the ten (10) trading day period immediately preceding the agreed reference date, September 24, 2025. The Acquisition was not closed as of December 31, 2025.